Shareholders' Equity (Details 4) (Stock Options, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Range of Exercise Prices
Options Outstanding (in shares)	1,022	1,038
Weighted Average Exercise Price (in dollars per share)	$ 46.68	$ 45.31
Options Exercisable (in shares)	591	562
Weighted Average Exercise Price (in dollars per share)	$ 48.36	$ 39.93
Weighted Average Remaining Contractual Life	3 years 10 months 24 days	3 years 5 months 23 days
Range of Exercise Prices $20.86 - $33.29
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)		$ 20.86
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)		$ 33.29
Options Outstanding (in shares)		221
Weighted Average Exercise Price (in dollars per share)		$ 27.74
Options Exercisable (in shares)		221
Weighted Average Exercise Price (in dollars per share)		$ 27.74
Weighted Average Remaining Contractual Life		10 months 21 days
Range of Exercise Prices $36.40 - $45.13
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)		$ 36.40
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)		$ 45.13
Options Outstanding (in shares)		157
Weighted Average Exercise Price (in dollars per share)		$ 41.72
Options Exercisable (in shares)		111
Weighted Average Exercise Price (in dollars per share)		$ 40.33
Weighted Average Remaining Contractual Life		2 years 3 months 15 days
Range of Exercise Prices $51.48 - $51.48
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 51.48	$ 51.48
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 51.48	$ 51.48
Options Outstanding (in shares)	491	500
Weighted Average Exercise Price (in dollars per share)	$ 51.48	$ 51.48
Options Exercisable (in shares)	407	230
Weighted Average Exercise Price (in dollars per share)	$ 51.48	$ 51.48
Weighted Average Remaining Contractual Life	3 years 4 months 21 days	4 years 5 months 27 days
Range of Exercise Prices $53.83 - $53.83
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 53.83	$ 53.83
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 53.83	$ 53.83
Options Outstanding (in shares)	160	160
Weighted Average Exercise Price (in dollars per share)	$ 53.83	$ 53.83
Options Exercisable (in shares)	76
Weighted Average Exercise Price (in dollars per share)	$ 53.83
Weighted Average Remaining Contractual Life	4 years 18 days	5 years 18 days
Range of Exercise Prices $24.39 - $38.27
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 24.39
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 38.27
Options Outstanding (in shares)	289
Weighted Average Exercise Price (in dollars per share)	$ 35.26
Options Exercisable (in shares)	69
Weighted Average Exercise Price (in dollars per share)	$ 25.68
Weighted Average Remaining Contractual Life	4 years 8 months 23 days
Range of Exercise Prices $40.07 - $45.13
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 40.07
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 45.13
Options Outstanding (in shares)	82
Weighted Average Exercise Price (in dollars per share)	$ 44.20
Options Exercisable (in shares)	39
Weighted Average Exercise Price (in dollars per share)	$ 45.13
Weighted Average Remaining Contractual Life	3 years 9 months